Impairment Testing of Goodwill	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Impairment Testing of Goodwill
11.	IMPAIRMENT TESTING OF GOODWILL
For impairment testing purposes, goodwill acquired through business combinations is allocated to the Nordics and Electromaps/Software CGUs, as well as to AR Electronic Solutions, S.L.U. and Coil, Inc.
The Group performed its annual impairment testing on December 31, 2022 and 2021.
Nordics
Nordics is the cash-generating unit focused on the development of the electric charger market for the Group in Scandinavia, capitalizing on the existing customer base and institutional experience obtained as the installation provider of Intelligent Solutions. The recoverable amount of the Nordics CGU has been determined based on a value in use calculation, which utilized cash flow projections from financial budgets approved by senior management covering a five-year period.
The projected cash flows have been built to reflect the increasing demand for EV chargers and associated services in this region. The pre-tax
discount rate applied to cash flow projections is 14.87% (2021: 10%), and cash flows beyond the five-year period are extrapolated using a 1.5% (2021: 1.5
%) growth rate. As a result of this analysis, no impairment has been recognized, as there is sufficient headroom available. The recoverable amount is largely depending on the future growth of the company in 2026 and 2027 and the terminal growth value resulting from it.
Key assumptions utilized in the value in use calculation, and a corresponding sensitivity analysis to demonstrate the impact of changes in assumptions for this unit, are as follows:

•	Revenue and Ebitda:
Even in the maturity market in the Nordics countries, we have considered an increase in revenue to maintain the quote of sales aligned with the Wallbox group budgets. Also, in terms of Ebitda we have considered increases of Ebitda levels achieved through the savings applied mainly in 2023 in the operational expenses and the employee benefits.

•	Discount rates:
Discount rates represent the current market assessment of the risks specific to each CGU and take into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates.
The discount rate calculation is based on the specific circumstances of the Group and its CGUs and is derived from the Group’s weighted average cost of capital (WACC). The WACC takes into account costs associated with both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on the interest-bearing borrowings the Group is obliged to service.

Business-specific risk is incorporated by applying individual beta factors. The beta factors have been evaluated annually based on publicly available market data.
Alpha factor adjustments to the discount rate are made to consider unit specific factors such as the size, liquidity, and market (in addition to other factors) in order to reflect a pre-tax
discount rate.
Based on the impairment test performed no impairment is needed and we have a headroom of around Euros 13 million.
A rise in the unit’s
pre-tax
discount rate to 16.87% (i.e., +2%) would not result in impairment, given the existing headroom.

•	Growth rates used to extrapolate cash flows beyond the forecast period:
Potential growth rates in this business could be higher than that used in the impairment test and a reduction of this rate to 0.75% would not result in impairment, given the existing headroom.
Electromaps/Software
Electromaps/Software is the cash-generating unit focused on the development and sale of software for the Group’s electric chargers. The recoverable amount of the Electromaps/Software CGU has been determined based on a value in use calculation, which utilizes cash flow projections from financial budgets approved by senior management covering a five-year period.
The projected cash flows have been built to reflect increased demand for the software and services associated with EV sales. The pre-tax
discount rate applied to the cash flow projections is 19.60% (2021: 9.04%). and cash flows beyond the five-year period are extrapolated using a 1.5% (2021: 1.5
%) growth rate. As a result of this analysis, no impairment has been recognized, as there is sufficient headroom available. The recoverable amount is largely depending on the future growth of the company and the terminal value calculated.
Key assumptions utilized in the value in use calculation, and a corresponding sensitivity analysis to demonstrate the impact of changes in assumptions for this unit, are as follows:

•	Number of future users and market share during the forecast period:
The number of future users in this CGUs is rapidly increasing and the unit has high market share in the Spanish market. Even a slight reduction of the market share would be counteracted by the increase in the aggregate number of users anticipated to enter the market.

•	Gross margins:
Gross margins are based on average values achieved in the most recent quarters preceding the beginning of the budget period and based on peers in the software business. The gross margins for this CGU are currently around 66.4% and are expected to decrease in the future to reach approximately 55%.

•	Discount rates:
Discount rates represent the current market assessment of the risks specific to each CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates.
The discount rate calculation is based on the specific circumstances of the Group and its CGUs and is derived from the Group’s weighted average cost of capital (WACC). The WACC takes into account costs associated with both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on the interest-bearing borrowings the Group is obliged to service.
Business-specific risk is incorporated by applying individual beta factors. The beta factors have been evaluated based on publicly available market data.
Alpha factor adjustments to the discount rate are made to consider unit specific factors such as the size, liquidity, and market (in addition to other factors) in order to reflect a pre-tax
discount rate.
Based on the impairment test performed no impairment is needed and we have a headroom of around Euros 11 million.
A rise in the unit’s
pre-tax
discount rate to 21.60% (i.e., +2%) would not result in an impairment, given the existing significant headroom.

•	Growth rates used to extrapolate cash flows beyond the forecast period:
Potential growth rates in this business could be higher than that used in the impairment test and a reduction of this rate to 0.75% would not result in impairment, given the existing headroom.
Ares
Ares is the cash-generating unit focused on providing to Wallbox innovative printed circuit boards (PCBs). The recoverable amount of the Ares CGU has been determined based on the value derived from bringing unique capabilities that further differentiate the technology while improving the vertical integration in the Group. In a time where continued supply chain uncertainty persists, bringing this critical component in-house
is a key differentiator.
The projected cash flows have been built to reflect the increasing demand for EV chargers and associated services around the world. The pre-tax
discount rate applied to cash flow projections is 11.22%, and cash flows beyond the five-year period are extrapolated considering an “Exit multiple” of 4x. As a result of this analysis, no impairment has been recognized, as there is sufficient headroom available.

Key assumptions utilized in the value in use calculation, and a corresponding sensitivity analysis to demonstrate the impact of changes in assumptions for this unit, are as follows:

•	Discount rates:
Discount rates represent the current market assessment of the risks specific to each CGU and take into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates.
The discount rate calculation is based on the specific circumstances of the Group and its CGUs and is derived from the Group’s weighted average cost of capital (WACC). The WACC takes into account costs associated with both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on the interest-bearing borrowings the Group is obliged to service.
Business-specific risk is incorporated by applying individual beta factors. The beta factors have been evaluated annually based on publicly available market data.
Alpha factor adjustments to the discount rate are made to consider unit specific factors such as the size, liquidity, and market (in addition to other factors) in order to reflect a pre-tax
discount rate.
A rise in the unit’s
pre-tax
discount rate to 13.22% (i.e., +2%) would not result in impairment, given the existing headroom.

•	Growth rates used to extrapolate cash flows beyond the forecast period:
Potential growth rates in this business could be higher than that used in the impairment test and a reduction of this rate to 50% would not result in impairment, given the existing headroom.
Coil
Coil is the cash-generating unit focused on providing electrical installation services for EV charging, battery storage and electrical infrastructure in North America. The recoverable amount of the Coil CGU has been determined based on the fact that this acquisition allows to the Group to further enhance the service offerings to customers in residential and commercial settings, while also expanding into the rapidly growing DC Fast Charging installation market.
The projected cash flows have been built to reflect the increasing demand for EV chargers and associated services in the USA. The pre-tax
discount rate applied to cash flow projections is 24.50%, and cash flows beyond the five-year period are extrapolated using a 1.5% growth rate. As a result of this analysis, no impairment has been recognized, as there is sufficient headroom available.
Key assumptions utilized in the value in use calculation, and a corresponding sensitivity analysis to demonstrate the impact of changes in assumptions for this unit, are as follows:

•	Discount rates:
Discount rates represent the current market assessment of the risks specific to each CGU and take into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates.
The discount rate calculation is based on the specific circumstances of the Group and its CGUs and is derived from the Group’s weighted average cost of capital (WACC). The WACC takes into account costs associated with both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on the interest-bearing borrowings the Group is obliged to service.
Business-specific risk is incorporated by applying individual beta factors. The beta factors have been evaluated annually based on publicly available market data.
Alpha factor adjustments to the discount rate are made to consider unit specific factors such as the size, liquidity, and market (in addition to other factors) in order to reflect a pre-tax
discount rate.
A rise in the unit’s
pre-tax
discount rate to 26.50% (i.e., +2%) would not result in impairment, given the existing headroom.

•	Growth rates used to extrapolate cash flows beyond the forecast period:
Potential growth rates in this business could be higher than that used in the impairment test and a reduction of this rate to 0.75% would not result in impairment, given the existing headroom.